Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events from the Balance Sheet date through March 1, 2022, the date at which the consolidated financial statements were available to be issued.
On February 18, 2022, the Company's Board of Directors authorized a new buyback program of up to $100 million of the outstanding ordinary shares of the Company. All ordinary shares that are redeemed under the buyback program will be canceled in accordance with the constitutional documents of the Company and the nominal value of these shares transferred to an undenominated capital fund as required under Irish Company law. Repurchases under the share buyback program may be effected from time to time in open market or privately negotiated transactions in accordance with agreed terms and limitations. The timing and amount of the repurchase transactions under this program will depend on a variety of factors, including market conditions and corporate and regulatory considerations. Depending upon results of operations, market conditions and the development of the economy, as well as other factors, generally we will consider share repurchases on an opportunistic basis from time to time. At March 1, 2022, the Company has repurchased $80.9 million of ordinary shares of the Company since December 31, 2021.

The Company has determined that there are no other items to disclose.